SEGMENT INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments [Abstract]
FFO	$ 586	$ 578	$ 707
Fair value (gains) losses, net	20	2,521	(1,322)
Share of equity accounted income (losses) - non-FFO	120	404	(1,403)
Depreciation and amortization of real-estate assets	(190)	(203)	(249)
Income tax expense	(281)	(490)	(220)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(387)	(1,534)	129
Net income (loss) attributable to unitholders	(132)	1,276	(2,358)
Interests of others in operating subsidiaries and properties	1,128	2,223	300
Net income (loss)	$ 996	$ 3,499	$ (2,058)